Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
(3)        Property, Plant and Equipment

Property, plant and equipment and their estimated useful lives at December 31, 2011 and 2010 consisted of:
	Lives (Years)	2011	2010
Quarry land		$2,004,549	$2,004,549
Other land		8,611,090	7,906,086
Buildings and improvements	15 – 39	32,308,167	31,042,385
Cement manufacturing equipment	15 – 25	125,998,453	122,435,381
Ancillary equipment	5 – 10	13,279,851	12,964,237
Ready-mix and concrete production
machinery and equipment	5 – 15	35,550,946	33,220,392
Transportation and mobile equipment	3 – 7	43,355,665	40,689,339
Office machinery, equipment,
furniture and fixtures	3 – 10	2,897,792	2,872,920
Construction in process		5,140,496	5,432,905
		$269,147,009	$258,568,194
Less--Accumulated depreciation and depletion		182,427,598	173,656,095
		$86,719,411	$84,912,099